Not FDIC Insured May Lose Value No Bank Guarantee
TGIT-Q1PH

Statement of Investments
(unaudited)
Franklin Templeton SMACS: Series EM 2
Notes to Statement of Investments 4

Templeton Global Investment Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Templeton SMACS: Series EM
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.5%
Auto Components 0.7%
Hankook Tire & Technology Co. Ltd. ....................... South Korea 93 $ 3,027
a,b
Nemak SAB de CV, 144A, Reg S ......................... Mexico 15,347 4,186
7,213
Automobiles 1.7%
Astra International Tbk . PT .............................. Indonesia 44,409 17,907
Banks 8.7%
BDO Unibank , Inc. .................................... Philippines 3,238 7,951
China Merchants Bank Co. Ltd., A ......................... China 6,400 49,711
Kasikornbank PCL .................................... Thailand 5,412 21,061
Ping An Bank Co. Ltd., A ................................ China 5,500 15,058
93,781
Beverages 0.6%
Thai Beverage PCL .................................... Thailand 14,255 6,970
Capital Markets 1.6%
B3 SA - Brasil Bolsa Balcao ............................. Brazil 8,667 17,126
Chemicals 5.5%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 1,830 38,809
Soulbrain Co. Ltd. ..................................... South Korea 96 20,786
59,595
Construction Materials 3.6%
China Resources Cement Holdings Ltd. .................... China 25,915 18,865
Keshun Waterproof Technologies Co. Ltd., A ................. China 9,700 20,406
39,271
Electronic Equipment, Instruments & Components 2.3%
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 6,747 25,146
Food & Staples Retailing 1.2%
a
Massmart Holdings Ltd. ................................. South Africa 3,255 12,469
Food Products 2.1%
Health & Happiness H&H International Holdings Ltd. ........... China 3,708 6,791
Uni -President China Holdings Ltd. ......................... China 16,217 15,911
22,702
Hotels, Restaurants & Leisure 0.7%
NagaCorp Ltd. ....................................... Cambodia 9,964 8,027
Industrial Conglomerates 3.9%
LG Corp. ............................................ South Korea 629 41,786
Insurance 2.7%
Samsung Life Insurance Co. Ltd. .......................... South Korea 588 29,589
Interactive Media & Services 8.4%
a,b
Mail.Ru Group Ltd., GDR, Reg S .......................... Russia 415 6,947
NAVER Corp. ........................................ South Korea 262 83,966
90,913
Internet & Direct Marketing Retail 0.9%
a
Americanas SA ....................................... Brazil 1,718 9,264
Life Sciences Tools & Services 0.7%
a
LegoChem Biosciences, Inc. ............................. South Korea 197 8,103

Templeton Global Investment Trust
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 7.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 1.6%
Richter Gedeon Nyrt . .................................. Hungary 669 $ 17,768
Real Estate Management & Development 2.6%
China Resources Land Ltd. .............................. China 4,074 17,021
b
Greentown Service Group Co. Ltd., Reg S ................... China 11,462 10,995
28,016
Semiconductors & Semiconductor Equipment 17.5%
MediaTek , Inc. ....................................... Taiwan 2,149 78,358
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 5,204 111,329
189,687
Software 2.0%
Longshine Technology Group Co. Ltd., A .................... China 3,387 21,217
Technology Hardware, Storage & Peripherals 21.3%
Samsung Electronics Co. Ltd. ............................ South Korea 3,818 230,063
Textiles, Apparel & Luxury Goods 1.5%
Fila Holdings Corp. .................................... South Korea 558 16,495
Transportation Infrastructure 0.7%
COSCO SHIPPING Ports Ltd. ............................ China 9,554 7,508
Total Common Stocks (Cost $1,041,887) .......................................
1,000,616
Short Term Investments 7.7%
a a
Country Shares
a
Value
a
Money Market Funds 7.7%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 83,396 83,396
Total Money Market Funds (Cost $83,396) ......................................
83,396
Total Short Term Investments (Cost $83,396 ) ...................................
83,396
a
Total Investments (Cost $1,125,283) 100.2% ....................................
$1,084,012
Other Assets, less Liabilities (0.2)% ...........................................
(2,418)
Net Assets 100.0% ...........................................................
$1,081,594
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $22,128, representing 2.0% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three separate funds, one of which is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Effective October 20, 2021, the Trust began offering shares of Franklin Templeton SMACS: Series EM.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2021, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $308,646 $(225,250) $— $— $83,396 83,396 $1
Total Affiliated Securities ... $— $308,646 $(225,250) $— $— $83,396 $1
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS Series EM
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ 4,186 $ 3,027 $ — $ 7,213
Automobiles .......................... — 17,907 — 17,907
Banks ............................... — 93,781 — 93,781
Beverages ........................... — 6,970 — 6,970
Capital Markets ........................ 17,126 — — 17,126
Chemicals ........................... — 59,595 — 59,595
Construction Materials .................. — 39,271 — 39,271
Electronic Equipment, Instruments &
Components ........................ — 25,146 — 25,146
Food & Staples Retailing ................. 12,469 — — 12,469
Food Products ........................ 6,791 15,911 — 22,702
Hotels, Restaurants & Leisure ............. — 8,027 — 8,027
Industrial Conglomerates ................ — 41,786 — 41,786
Insurance ............................ — 29,589 — 29,589
Interactive Media & Services .............. — 90,913 — 90,913
Internet & Direct Marketing Retail .......... 9,264 — — 9,264
Life Sciences Tools & Services ............ — 8,103 — 8,103
Pharmaceuticals ....................... 17,768 — — 17,768
Real Estate Management & Development .... 10,995 17,021 — 28,016
Semiconductors & Semiconductor Equipment . — 189,687 — 189,687
Software ............................. — 21,217 — 21,217
Technology Hardware, Storage & Peripherals . — 230,063 — 230,063
Textiles, Apparel & Luxury Goods .......... — 16,495 — 16,495
Transportation Infrastructure .............. — 7,508 — 7,508
Short Term Investments ................... 83,396 — — 83,396
Total Investments in Securities ........... $161,995 $922,017
a
$— $1,084,012
a
Includes foreign securities valued at $922,017, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
Selected Portfolio
GDR Global Depositary Receipt
For add itional information on the Fund ' s significant accounting pol icies, please refer to the Fund ' s most recent semiannual or annual shareholder report.